The Nature of Expenses	12 Months Ended
Dec. 31, 2022
The Nature of Expenses
The Nature of Expenses

Note 30. The Nature of Expenses

(a)	Depreciation of property, plant and equipment

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Recognized in cost of revenues	$6,935	6,093	5,586
Recognized in operating expenses	14,938	13,511	14,378
	$21,873	19,604	19,964

(b)	Amortization of intangible assets

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Recognized in cost of revenues	$57	78	93
Recognized in operating expenses	1,666	1,660	1,285
	$1,723	1,738	1,378

(c)	Employee benefits expense

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Salary	$88,149	126,976	142,564
Labor and health insurance	5,805	7,232	7,421
Pension	4,536	5,993	6,527
Others	4,867	6,608	6,431
	$103,357	146,809	162,943

Employee benefits expense summarized by function
Recognized in cost of revenues	$5,579	7,856	6,273
Recognized in operating expenses	97,778	138,953	156,670
	$103,357	146,809	162,943